Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Summary of assumptions used for grant date fair value under binomial tree option pricing model

The grant date fair value of each share-based award is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2022
Fair value of ordinary share (US$)	0.09	4.34~4.87	—
Risk-free interest rates	0.66%	0.07%	—
Expected volatility range	59.2%	52.02%	—
Expected dividend yield	0.82%	—	—
Fair value per option granted (US$)	0.02	2.44~2.56	—

Schedule of share-based compensation expenses by function

The following table summarizes the share-based compensation expenses of subsidiaries’ share-based awards recognized by the Group:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cost of revenues	728	858	469	68
Research and development	20,376	7,400	(675)	(98)
Selling and marketing	996	342	209	30
General and administrative	11,879	361	2,225	323
Total	33,979	8,961	2,228	323

Schedule of share-based compensation expense by function

Total share-based compensation expenses recorded by the Group are as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cost of revenues	1,044	1,027	686	99
Research and development	29,091	5,996	1,580	229
Selling and marketing	(1,087)	1,339	1,899	275
General and administrative	51,934	(1,212)	3,698	536
Total	80,982	7,150	7,863	1,139

2014 Restricted Share Plan
Restricted shares activity	The following table summarizes the Company’s option activity under the 2014 Restricted Shares Plan during the years ended December 31, 2020, 2021 and 2022, respectively:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2020	6,527,504	0.34	1.50	4.31	150
Exercised	(1,001,674)	0.34	1.91
Modified in June 2020	(5,525,830)	0.34	1.42
Outstanding at December 31, 2020	—
Exercised	—
Outstanding at December 31, 2021 and 2022	—
Vested and expected to vest at December 31, 2021 and 2022	—
Exercisable as at December 31, 2021 and 2022	—

The following table summarizes the restricted shares activity pursuant to the 2014 Restricted Shares Plan for the years ended December 31, 2020, 2021 and 2022, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Unvested at January 1, 2020	16,448,965	0.92
Modified in June 2020	5,525,830	1.62
Vested	(12,272,973)	1.32
Forfeited	(6,061,820)	0.77
Unvested at December 31, 2020	3,640,002	0.88
Granted	5,994,400	0.14
Vested	(2,016,463)	0.78
Forfeited	(1,055,299)	1.00
Unvested at December 31, 2021	6,562,640	0.22
Granted	—	—
Vested	(2,160,940)	0.36
Forfeited	(373,150)	0.26
Unvested at December 31, 2022	4,028,550	0.14

2013 Incentive Scheme
Restricted shares activity

The following table summarizes the Group’s options activity under the 2013 Incentive Scheme during the years ended December 31, 2020, 2021 and 2022, respectively:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2020	33,273,025	0.34	1.13	4.01	765
Exercised	(4,852,510)	0.34	1.10
Modified in June 2020	(28,420,515)	0.34	1.13
Outstanding at December 31, 2020	—	—	—	—	—
Exercised	—	—	—	—	—
Outstanding at December 31, 2021 and 2022
Vested and expected to vest at December 31, 2021and 2022	—
Exercisable as at December 31, 2021 and 2022	—

The following table summarizes the restricted shares activity pursuant to the 2013 Incentive Scheme for the years ended December 31, 2020, 2021 and 2022, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Outstanding at January 1, 2020	4,909,057	1.06
Modified in June 2020	28,420,515	1.33
Granted	1,600,000	0.21
Vested	(30,310,465)	1.33
Forfeited	(364,377)	0.90
Unvested at December 31, 2020	4,254,730	0.64
Granted	5,773,520	0.17
Vested	(1,416,898)	0.79
Forfeited	(1,014,882)	0.81
Unvested at December 31, 2021	7,596,470	0.23
Granted	469,490	0.08
Vested	(2,350,790)	0.27
Forfeited	(628,180)	0.50
Unvested at December 31, 2022	5,086,990	0.17

2011 Share Award Scheme
Restricted shares activity

The following table summarizes the restricted shares activity pursuant to the 2011 Share Award Scheme for the years ended December 31, 2020, 2021 and 2022, respectively:

	Number of shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2020	4,066,803	0.69
Granted	596,920	0.21
Vested	(1,170,395)	0.68
Forfeited	(1,549,603)	0.57
Unvested at December 31, 2020	1,943,725	0.64
Granted	1,596,100	0.26
Vested	(1,687,405)	0.36
Forfeited	(1,643,470)	0.59
Unvested at December 31, 2021	208,950	0.39
Granted	—	—
Vested	(121,775)	0.49
Forfeited	—	—
Unvested at December 31, 2022	87,175	0.26